------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21959
                                   -----------------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       5860 Ridgeway Center Parkway, Suite 330   Memphis, Tennessee 38120
--------------------------------------------------------------------------------
      (Address of principal executive offices)          (Zip code)

                                  Tina H. Bloom

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (901) 766-9393
                                                    --------------

Date of fiscal year end: November 30, 2007
                         -----------------

Date of reporting period: May 31, 2007
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                             CENTURION MUTUAL FUNDS

                         Centurion Christian Values Fund

                               SEMI-ANNUAL REPORT


                                  MAY 31, 2007
                                   (UNAUDITED)


                               INVESTMENT ADVISER
                       Centurion Investment Partners, LLC
                          5860 Ridgeway Center Parkway
                                    Suite 330
                            Memphis, Tennessee 38120

Dear Shareholder,

Dr. Martin Luther King, Jr. once said, "Take the first step in faith. You don't have to see the whole staircase, just take the first step."

On March 30, 2007 Centurion Investment Partners, LLC took the first step in faith with the launch of its flagship mutual fund - the Centurion Christian Values Fund. We are pleased to present you with the Centurion Christian Values Fund first semi-annual report.

The Fund officially launched on Friday, March 30, 2007 and the portfolio was fully invested by April 11th. In spite of an initial investment delay during a rising market, the fund management team did an extraordinary job of closing the gap. The Centurion Christian Values Fund outperformed the S&P 500 Index by 2.25% for the one month ended May 31, 2007.

Our focus will be to continue to provide a solid performing Fund that is continually screened to align with Biblical principles. In addition, we will focus our efforts on increasing assets in the Fund allowing us to lower administrative cost and client fees.

As the flagship Fund, the Centurion Christian Values Fund is just the first step in the staircase. It is our belief that investments can be God honoring, and we are committed to continue to add quality products to the Centurion fund family.

We sincerely appreciate your faith, your confidence in Centurion and your willingness to take this first step with us. If we can be of any assistance please feel free to contact our office anytime.

In His steps,


/s/ David C. Lenoir

President

David C. Lenoir
President

"To this you were called, because Christ suffered for you, leaving you an example, that you should follow in his steps."
I Peter 2:21 (NIV)

                CENTURION CHRISTIAN VALUES FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                         AS OF MAY 31, 2007 (UNAUDITED)

                               [BAR GRAPH OMITTED]

        `                     Centurion
                              Christian       S&P 500
                             Values Fund       Index
                              ---------       -------
Consumer Discretionary           10.5%         10.2%
Consumer Staples                  2.8%          9.3%
Energy                           14.1%         10.4%
Financials                       21.6%         21.3%
Health Care                      10.4%         11.9%
Industrials                      16.1%         11.2%
Information Technology           13.2%         15.2%
Materials                         5.3%          3.1%
Telecommunications Services       0.9%          3.8%
Utilities                         2.3%          3.6%


                         CENTURION CHRISTIAN VALUES FUND
                                 TOP 10 HOLDINGS
                            MAY 31, 2007 (UNAUDITED)

SECURITY DESCRIPTION                % OF NET ASSETS
---------------------------------   ---------------
Franklin Resources, Inc.                  4.7%
FedEx Corp.                               3.9%
L-3 Communications Holdings, Inc.         3.4%
Zimmer Holdings, Inc.                     3.2%
Baker Hughes, Inc.                        3.1%
Caterpillar, Inc.                         2.9%
Valero Energy Corp.                       2.8%
Downey Financial Corp.                    2.8%
Nucor Corp.                               2.5%
Aeropostale, Inc.                         2.5%

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost                                              $   913,145
                                                                    ===========

   At value (Note 2)                                                $   939,501
Receivable for capital shares sold                                      439,317
Dividends receivable                                                        175
Receivable from Adviser (Note 4)                                         10,421
Other assets                                                             14,403
                                                                    -----------
   TOTAL ASSETS                                                       1,403,817
                                                                    -----------

LIABILITIES
Payable for investment securities purchased                             436,986
Payable for capital shares redeemed                                          21
Payable to Administrator (Note 4)                                         4,600
Other accrued expenses and liabilities                                    1,415
                                                                    -----------
   TOTAL LIABILITIES                                                    443,022
                                                                    -----------

NET ASSETS                                                          $   960,795
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $   934,403
Accumulated net investment loss                                            (102)
Accumulated net realized gains from security transactions                   138
Net unrealized appreciation on investments                               26,356
                                                                    -----------
NET ASSETS                                                          $   960,795
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                      89,940
                                                                    ===========

Net asset value, offering price and redemption price per share(a)   $     10.68
                                                                    ===========

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2007(a) (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends                                                        $       578
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 4)                                        453
   Accounting services fees (Note 4)                                      4,001
   Compliance service fees (Note 4)                                       3,333
   Administration fees (Note 4)                                           3,200
   Postage and supplies                                                   3,187
   Transfer agent fees (Note 4)                                           2,000
   Insurance expense                                                      1,985
   Custodian fees                                                         1,224
   Reports to shareholders                                                  800
   Registration fees                                                        407
   Other expenses                                                         2,132
                                                                    -----------
      TOTAL EXPENSES                                                     22,722
   Less fees waived and expenses reimbursed by the Adviser (Note 4)     (22,042)
                                                                    -----------
      NET EXPENSES                                                          680
                                                                    -----------

NET INVESTMENT LOSS                                                        (102)
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                            138
   Net change in unrealized appreciation/depreciation on investments     26,356
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         26,494
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    26,392
                                                                    ===========

(a) Represents the period from the commencement of operations (March 30, 2007) through May 31, 2007.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MAY 31, 2007 (a) (UNAUDITED)
================================================================================
FROM OPERATIONS
   Net investment loss                                              $      (102)
   Net realized gains from security transactions                            138
   Net change in unrealized appreciation/depreciation
      on investments                                                     26,356
                                                                    -----------
Net increase in net assets from operations                               26,392
                                                                    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            834,444
   Proceeds from redemption fees collected (Note 2)                           1
   Payments for shares redeemed                                             (42)
                                                                    -----------
Net increase in net assets from capital share transactions              834,403
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                            860,795

NET ASSETS
   Beginning of period                                                  100,000
                                                                    -----------
   End of period                                                       $960,795
                                                                    ===========

ACCUMULATED NET INVESTMENT LOSS                                     $      (102)
                                                                    ===========

CAPITAL SHARE ACTIVITY
   Shares sold                                                           79,944
   Shares redeemed                                                           (4)
                                                                    -----------
      Net increase in shares outstanding                                 79,940
   Shares outstanding, beginning of period                               10,000
                                                                    -----------
   Shares outstanding, end of period                                     89,940
                                                                    ===========

(a) Represents the period from the commencement of operations (March 30, 2007) through May 31, 2007.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                  Period Ended
                                                                May 31, 2007(a)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:     (Unaudited)
--------------------------------------------------------------------------------

   Net asset value at beginning of period                        $    10.00
                                                                 ----------

   Income (loss) from investment operations:
      Net investment loss                                             (0.00)(b)
      Net realized and unrealized gains on investments                 0.68
                                                                 ----------
   Total from investment operations                                    0.68
                                                                 ----------

   Proceeds from redemption fees collected (Note 2)                    0.00(b)
                                                                 ----------

   Net asset value at end of period                              $    10.68
                                                                 ==========

RATIOS AND SUPPLEMENTAL DATA:

   Total return (c)                                                    6.80%(d)
                                                                 ==========

   Net assets at end of period                                   $  960,795
                                                                 ==========

   Ratio of net expenses to average net assets (e)                     1.50%(f)

   Ratio of net investment loss to average net assets                 (0.21%)(f)

   Portfolio turnover rate                                                2%(d)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2007) through May 31, 2007.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 47.70% (f) for the period ended May 31, 2007.

(f)  Annualized.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================
SHARES   COMMON STOCKS - 97.2%                                           VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY - 10.5%
  398    Advance Auto Parts, Inc.                                      $  16,485
  512    Aeropostale, Inc. (a)                                            23,706
  381    Guitar Center, Inc. (a)                                          20,433
  374    Oshkosh Truck Corp.                                              23,072
  398    Thor Industries, Inc.                                            17,345
                                                                       ---------
                                                                         101,041
                                                                       ---------
         CONSUMER STAPLES - 2.8%
  282    Flowers Foods, Inc.                                               9,729
  390    Pantry, Inc. (The) (a)                                           16,988
                                                                       ---------
                                                                          26,717
                                                                       ---------
         ENERGY - 14.1%
  386    Anadarko Petroleum Corp.                                         19,165
  356    Baker Hughes, Inc.                                               29,363
  234    Helix Energy Solutions Group, Inc. (a)                            9,325
  378    Occidental Petroleum Corp.                                       20,779
  386    Peabody Energy Corp.                                             20,859
  157    Unit Corp. (a)                                                    9,673
  358    Valero Energy Corp.                                              26,714
                                                                       ---------
                                                                         135,878
                                                                       ---------
         FINANCIALS - 21.6%
  157    ACE Limited                                                       9,666
  370    Assurant, Inc.                                                   21,997
  419    Berkley (W.R.) Corp.                                             13,802
  457    CapitalSource, Inc.                                              12,019
  373    CIT Group, Inc.                                                  22,354
  363    Downey Financial Corp.                                           26,423
  377    First American Corp.                                             20,188
  331    Franklin Resources, Inc.                                         44,930
  527    HCC Insurance Holdings, Inc.                                     17,344
  381    Marshall & Ilsley Corp.                                          18,284
                                                                       ---------
                                                                         207,007
                                                                       ---------
         HEALTH CARE - 10.4%
  367    Coventry Health Care, Inc. (a)                                   21,899
  427    Endo Pharmaceuticals Holdings, Inc. (a)                          15,082
  401    LifePoint Hospitals, Inc. (a)                                    16,276
  402    Lincare Holdings, Inc. (a)                                       16,116
  344    Zimmer Holdings, Inc. (a)                                        30,293
                                                                       ---------
                                                                          99,666
                                                                       ---------

CENTURION CHRISTIAN VALUES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
SHARES   COMMON STOCKS - 97.2% (CONTINUED)                               VALUE
--------------------------------------------------------------------------------
         INDUSTRIALS - 16.1%
  358    Caterpiller, Inc.                                             $  28,132
  336    FedEx Corp.                                                      37,504
  439    Hunt (J.B.) Transport Services, Inc.                             12,792
  385    Joy Global, Inc.                                                 21,803
  344    L-3 Communications Holdings, Inc.                                32,769
  374    Norfolk Southern Corp.                                           21,647
                                                                       ---------
                                                                         154,647
                                                                       ---------
         INFORMATION TECHNOLOGY - 13.2%
  137    Alliance Data Systems Corp. (a)                                  10,675
  371    Digital River, Inc. (a)                                          19,077
  372    Fiserv, Inc. (a)                                                 22,041
  439    j2 Global Communications, Inc. (a)                               14,632
  425    Komag, Inc. (a)                                                  10,310
  365    MEMC Electronic Materials, Inc. (a)                              22,185
  519    Transaction Systems Architects, Inc. (a)                         17,672
  533    Western Digital Corp. (a)                                        10,026
                                                                       ---------
                                                                         126,618
                                                                       ---------
         MATERIALS - 5.3%
  122    Freeport-McMoRan Copper & Gold, Inc.                              9,602
  358    Nucor Corp.                                                      24,179
  505    Titanium Metals Corp. (a)                                        17,473
                                                                       ---------
                                                                          51,254
                                                                       ---------
         TELECOMMUNICATIONS SERVICES - 0.9%
  111    NII Holdings, Inc. (a)                                            9,043
                                                                       ---------

         UTILITIES - 2.3%
  372    Energen Corp.                                                    21,918
                                                                       ---------

         TOTAL COMMON STOCKS (Cost $907,433)                           $ 933,789
                                                                       ---------

================================================================================
SHARES   MONEY MARKET FUNDS - 0.6%                                       VALUE
--------------------------------------------------------------------------------
5,712    UMB Money Market Fiduciary (Cost $5,712)                      $   5,712
                                                                       ---------

         TOTAL INVESTMENT SECURITIES AT VALUE - 97.8%
           (Cost $913,145)                                             $ 939,501

         OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%                     21,294
                                                                       ---------
         NET ASSETS - 100.0%                                           $ 960,795
                                                                       =========

(a)   Non-income producing security.

See accompanying notes to financial statements.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Centurion Christian Values Fund (the "Fund") is a diversified series of Centurion Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on September 27, 2006. The Fund commenced operations on March 30, 2007.

The Fund seeks long-term capital appreciation primarily from equity investments in companies whose business operations and business practices do not violate core Christian values, as determined by the Fund's investment adviser, Centurion Investment Partners, LLC ("Centurion").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price; if there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the period ended May 31, 2007, proceeds from redemption fees totaled $1.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). There were no distributions during the period ended May 31, 2007.

CONTINGENCIES AND COMMITMENTS -- The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2007:

Cost of portfolio investments                                          $913,145
                                                                       ========
Gross unrealized appreciation                                          $ 30,102
Gross unrealized depreciation                                            (3,746)
                                                                       --------
Net unrealized appreciation                                            $ 26,356
Accumulated net investment loss                                            (102)
Other gains                                                                 138
                                                                       --------
Accumulated earnings                                                   $ 26,392
                                                                       ========

Management has applied FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes" to the Fund during the period ended May 31, 2007. As a result of the application of FIN 48, there was no material impact on the financial statements.

3. INVESTMENT TRANSACTIONS

During the period ended May 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $915,225 and $7,930, respectively.

4. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Centurion, of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC ("UFD"), the principal underwriter and exclusive agent for distribution of shares of the Fund.

The Chief Financial Officer of Centurion also serves as Chief Compliance Officer of the Trust and of Centurion. The Fund reimburses Centurion $20,000 annually for the services provided by the Chief Compliance Officer to the Trust.

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADVISORY AGREEMENT
Centurion serves as the investment adviser to the Fund. Centurion is responsible for general oversight and management of the Fund, setting the religious criteria for which investments are screened and retaining sub-advisor(s) for the Fund. The Fund pays Centurion an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.95% of such assets from $500 million to $1 billion, and 0.90% of such assets in excess of $1 billion. Centurion has agreed for a period of three years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to 1.50% of its average daily net assets (the "Expense Cap"). Any such fee reductions by Centurion, or payments by Centurion of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.50% Expense Cap, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As a result of the Expense Cap, Centurion waived its entire investment advisory fee of $453 and absorbed $21,589 of Fund expenses during the period ended May 31, 2007. Centurion may recapture all or a portion of these fees and expenses no later than May 31, 2010.

SUB-ADVISORY AGREEMENT
Sector Capital Management LLC ("Sector Capital") has been retained by Centurion to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Sector Capital, Centurion and the Trust. Centurion (not the
Fund) pays Sector Capital a monthly fee at the annual rate of 0.45% of the average value of the Fund's daily net assets. Sector Capital's fee will be reduced on a pro-rata basis to the extent Centurion reduces its advisory fees or absorbs expenses of the Fund as a result of the Expense Cap; conversely, Sector Capital may recover fees and expenses on a pro-rata basis to the extent that any such fees or expenses are repaid by the Fund to Centurion.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Throughout the period ended May 31, 2007, Ultimus agreed to discount the foregoing fee

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

by 20%. Accordingly, Ultimus received $3,200 of administration fees for the period ended May 31, 2007.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a fee of $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. During the period ended May 31, 2007, Ultimus agreed to discount the foregoing fee by 20%. Accordingly, Ultimus received $4,000 of accounting fees for the period ended May 31, 2007.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,000 minimum monthly fee. Accordingly, Ultimus received $2,000 of transfer agent fees for the period ended May 31, 2007. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION PLAN
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under which the Fund may directly incur or reimburse Centurion or UFD for certain expenses related to the distribution of its shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund incurred no distribution expenses under the Plan during the period ended May 31, 2007.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the period ended May 31, 2007, UFD received $1,000 for its services under the Distribution Agreement, which was paid by Centurion.

5. ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to

CENTURION CHRISTIAN VALUES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

CENTURION CHRISTIAN VALUES FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS (UNAUDITED)
================================================================================

     The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the Fund's Investment Advisory Agreement with Centurion and the Sub-Advisory Agreement with Sector Capital at an in-person meeting held on December 20, 2006, at which all of the Trustees were present.

     In the course of their deliberations, the Trustees were advised by legal counsel for the Trust. The Trustees received and reviewed a substantial amount of information provided by Centurion and Sector Capital in response to requests of the Trustees and counsel.

     In considering the Investment Advisory Agreement and the Sub-Advisory Agreement, and reaching their conclusions with respect thereto, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, Extent and Quality of Services
--------------------------------------

     The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by Centurion and Sector Capital. The most recent registration forms ("Form ADV") for both Centurion and Sector Capital were provided to the Trustees. The Trustees reviewed and analyzed each Form ADV which included, among other things, information about the background and experience of senior management of Centurion and Sector Capital. In this regard, the Trustees specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel that will oversee the investment management and day-to-day operations of the Fund.

     Based on the above factors, together with those referenced below, the Trustees concluded that it was generally satisfied with the expected nature, extent and quality of the investment advisory services to be provided by Centurion and Sector Capital to the Fund.

Expenses and Performance
------------------------

     The Trustees considered statistical information regarding the Fund's total projected expense ratio and its various components, including contractual advisory fees and fee waivers and/or expense reimbursements. It also considered comparisons of this expense information to comparative expense information for similarly managed mutual funds considered to be in the Fund's peer group.

CENTURION CHRISTIAN VALUES FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     The Fund's overall expense ratio, after contractual fee waivers, was compared to funds within the Morningstar category of "Large Cap Blend" and "Mid Cap Blend" funds having $50 million or less in net assets, and to funds within the broader category of "Domestic Equity" funds having $50 million or less in net assets. The Trustees noted that the overall expense ratio of the Fund, after fee waivers, will be higher than the average expense ratio for Large Cap Blend and Mid Cap Blend funds, but lower than the average for Domestic Equity funds. The Trustees also noted that, under the expense cap arrangement agreed to by Centurion, this expense ratio will be maintained during the infancy stages (the first three years of operations) of the Fund.

Investment Advisory Fee Rate
----------------------------

     The Trustees reviewed and considered the proposed contractual investment advisory fee rate payable by the Fund to Centurion for investment advisory services. Additionally, the Trustees received and considered information comparing the advisory fee rate with those of the other funds in its relevant peer groups, as discussed above. The Trustees concluded that the advisory fee rate for the Fund was slightly higher than the average rates for each of the peer groups presented. The Trustees further concluded that, although the advisory fee is higher, the Fund's overall expense ratio, after contractual fee waivers, was competitive with and reasonable in relation to the average fees and expenses within its peer groups.

Sub-Advisory Fee Rate
---------------------

     The Trustees reviewed and considered the proposed contractual sub-advisory fee rate payable by Centurion to Sector Capital under the Sub-Advisory Agreement. The Trustees noted that: Sector Capital's fees are paid by Centurion and are set as a result of arms-length negotiations by Centurion: Sector Capital has agreed to waive all compensation due to it under the Sub-Advisory Agreement until the Fund's average daily net assets have reached $60 million; once the Fund's assets exceed $60 million, Sector Capital will begin to receive its fee, but has further agreed to reduce this fee on a pro-rata basis to the extent Centurion reduces its fee or reimburses expenses of the Fund under the Expense Limitation Agreement; Sector Capital is permitted to recoup these fee waivers from Centurion on a pro-rata basis to the extent that any advisory fee reductions or expense reimbursements are repaid by the Fund to Centurion, but that Sector Capital is not permitted to recoup any of its fees waived before the Fund's assets reach $60 million. The Trustees concluded that the sub-advisory fee rate for the Fund was reasonable.

CENTURION CHRISTIAN VALUES FUND
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

Profitability
-------------

     The Trustees discussed the anticipated profits and other ancillary benefits that Centurion may receive with regard to providing these services to the Fund and concluded that, in light of the fact that the Fund is new, with limited assets, these factors are only secondary factors at this time.

Economies of Scale
------------------

     The Trustees discussed economies of scale, noting that at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Trustees noted the presence of breakpoints in the Fund's advisory fee, which will allow shareholders to benefit from economies of scale achieved as the Fund grows. The Trustees observed that, as the Fund grows in assets, this factor will become more relevant to their consideration process.

Conclusion
----------

     After full consideration of the above factors as well as other factors, the Trustees, including all the Independent Trustees, unanimously concluded that approval of the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders.

CENTURION CHRISTIAN VALUES FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

CENTURION CHRISTIAN VALUES FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including the annual expense ratio, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                      Beginning          Ending        Expenses
                                    Account Value    Account Value   Paid During
                                    March 30, 2007    May 31, 2007     Period*
                                    --------------   -------------   -----------

Based on Actual Fund Return            $1,000.00       $1,068.00        $2.68

Based on Hypothetical 5%
Return (before expenses)               $1,000.00       $1,006.04        $2.60

* Expenses are equal to the Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period covered by this report).

CENTURION CHRISTIAN VALUES FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2007 will be available, without charge upon request, by August 31, 2007 by calling toll-free 1-888-859-5867, or on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request, by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800)SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule  30a-2(b)   under  the   Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centurion Investment Trust


By (Signature and Title)*  /s/ David C. Lenoir
                           ----------------------------------------
                           David C. Lenoir, President

Date August 2, 2007
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David C. Lenoir
                           ----------------------------------------
                           David C. Lenoir, President

Date August 2, 2007
     ---------------


By (Signature and Title)*  /s/ Mark J. Seger
                           ----------------------------------------
                           Mark J. Seger, Treasurer

Date August 2, 2007
     ---------------

* Print the name and title of each signing officer under his or her signature.